Consolidated Statements of Financial Position (Unaudited) (Parenthetical) - USD ($) $ in Thousands	Sep. 30, 2022	Dec. 31, 2021
Statement of Financial Position [Abstract]
Contract with customer and other restricted cash, allowance for Credit Loss	$ 563	$ 673
Accounts Receivable, Allowance for Credit Loss, Current	12,176	8,642
Settlement receivables, net of allowance for credit losses of $3,668 and $4,049, respectively	$ 3,353	$ 4,049
Ordinary shares, Par or Stated Value Per Share	$ 0.001	$ 0.001
Common Stock, Shares Authorized	20,000,000,000	20,000,000,000
Common Stock, Shares, Issued	727,190,821	723,715,147
Common Stock, Shares, Outstanding	727,190,821	723,715,147